Income Taxes (Details) - Schedule of Components of Net Deferred Income Tax Assets and Liabilities ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Deferred tax assets:
Net operating loss	[1]	₨ 16,191	$ 197.0	₨ 12,309
Tax on Inter — Company margin		(26)	(0.3)	210
Deferred revenue		599	7.3	503
Asset retirement obligation		285	3.5	232
Minimum alternate tax credit		1,287	15.7	765
Other deductible temporary difference		376	4.6	226
Capital loss on investment in rooftop and other assets		843	10.3	843
Valuation allowance		(2,455)	(29.9)	(2,281)
Deferred tax liabilities:
Depreciation and amortization		(18,639)	(226.8)	(12,732)
Other comprehensive income		(662)	(8.1)	(91)
Net deferred tax (liability) asset		₨ (2,201)	$ (26.7)	₨ (16)

[1]	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.